Schedule of Investments (unaudited)	iShares® MSCI Australia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 26.1%
ANZ Group Holdings Ltd.	4,036,227	$76,179,351
Commonwealth Bank of Australia	2,246,508	179,561,550
National Australia Bank Ltd.	4,164,051	94,313,751
Westpac Banking Corp.	4,661,155	80,943,133
		430,997,785
Beverages — 0.5%
Treasury Wine Estates Ltd.	1,086,070	8,210,295

Biotechnology — 7.3%
CSL Ltd.	648,561	121,403,039

Broadline Retail — 4.0%
Wesfarmers Ltd.	1,524,251	66,123,845

Capital Markets — 4.4%
ASX Ltd.	259,189	10,793,324
Macquarie Group Ltd.	488,259	62,336,899
		73,130,223
Chemicals — 0.5%
Orica Ltd.	652,506	7,984,912

Commercial Services & Supplies — 1.1%
Brambles Ltd.	1,869,341	17,769,095

Construction Materials — 1.1%
James Hardie Industries PLC(a)(b)	584,677	18,225,981

Consumer Staples Distribution & Retail — 3.7%
Coles Group Ltd.	1,797,711	19,708,312
Endeavour Group Ltd./Australia	2,038,310	6,757,093
Woolworths Group Ltd.	1,638,401	34,552,999
		61,018,404
Diversified REITs — 1.4%
GPT Group (The)	2,564,379	7,193,873
Mirvac Group	5,289,808	6,947,549
Stockland	3,216,840	9,693,305
		23,834,727
Diversified Telecommunication Services — 0.8%
Telstra Group Ltd.	5,440,845	12,601,276

Electric Utilities — 0.9%
Origin Energy Ltd.	2,316,921	15,767,598

Financial Services — 0.4%
Washington H Soul Pattinson & Co. Ltd.	314,119	6,515,527

Gas Utilities — 0.6%
APA Group	1,719,293	9,462,901

Ground Transportation — 0.4%
Aurizon Holdings Ltd.	2,471,888	6,074,274

Health Care Equipment & Supplies — 1.1%
Cochlear Ltd.	88,002	18,963,732

Health Care Providers & Services — 1.1%
Ramsay Health Care Ltd.	245,746	7,733,802
Sonic Healthcare Ltd.	612,603	9,971,390
		17,705,192
Health Care Technology — 0.4%
Pro Medicus Ltd.	78,004	6,234,225

Hotels, Restaurants & Leisure — 2.0%
Aristocrat Leisure Ltd.	767,245	23,064,467
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Lottery Corp. Ltd. (The)	2,979,893	$9,703,852
		32,768,319
Industrial REITs — 3.1%
Goodman Group	2,295,911	51,599,428

Insurance — 3.9%
Insurance Australia Group Ltd.	3,204,599	13,273,109
Medibank Pvt Ltd.	3,687,307	9,163,104
QBE Insurance Group Ltd.	2,016,557	23,975,075
Suncorp Group Ltd.	1,706,584	18,126,085
		64,537,373
Interactive Media & Services — 1.6%
CAR Group Ltd.	479,675	11,200,671
REA Group Ltd.	70,753	8,848,219
SEEK Ltd.	478,205	7,201,279
		27,250,169
Metals & Mining — 20.8%
BHP Group Ltd.	6,806,715	202,583,732
BlueScope Steel Ltd.	594,727	8,392,722
Fortescue Ltd.	2,275,104	37,596,451
Mineral Resources Ltd.	235,177	11,299,959
Northern Star Resources Ltd.	1,545,216	14,772,642
Pilbara Minerals Ltd.(b)	3,829,618	9,749,332
Rio Tinto Ltd.	498,668	42,892,659
South32 Ltd.	6,066,860	16,074,441
		343,361,938
Office REITs — 0.4%
Dexus	1,439,839	6,532,444

Oil, Gas & Consumable Fuels — 4.6%
Ampol Ltd.	319,591	7,410,891
Santos Ltd.	4,360,409	22,155,713
Woodside Energy Group Ltd.	2,550,418	47,191,743
		76,758,347
Passenger Airlines — 0.3%
Qantas Airways Ltd.(a)	1,070,820	4,400,801
Professional Services — 0.8%
Computershare Ltd.	718,308	12,696,063
Retail REITs — 1.3%
Scentre Group	6,978,720	14,725,858
Vicinity Ltd.	5,179,955	6,771,128
		21,496,986
Software — 1.9%
WiseTech Global Ltd.	224,245	14,574,662
Xero Ltd.(a)	194,240	17,635,873
		32,210,535
Trading Companies & Distributors — 0.7%
Reece Ltd.	302,690	5,253,745
Seven Group Holdings Ltd.	267,413	7,009,260
		12,263,005
Transportation Infrastructure — 2.1%
Transurban Group	4,149,632	34,678,782
Total Long-Term Investments — 99.3%
(Cost: $1,829,398,599)		1,642,577,221

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	5,715,296	$5,717,010
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	510,000	510,000

Total Short-Term Securities — 0.4%
(Cost: $6,227,691)		6,227,010

Total Investments — 99.7%
(Cost: $1,835,626,290)		1,648,804,231

Other Assets Less Liabilities — 0.3%		4,476,918

Net Assets — 100.0%		$1,653,281,149

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,718,073	(a)	$—		$(382)	$(681)	$5,717,010	5,715,296	$37,756	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,220,000	—		(710,000	)(a)	—	—	510,000	510,000	54,278		—
						$(382)	$(681)	$6,227,010		$92,034		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	84	06/20/24	$10,835	$(30,234)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,642,577,221	$—	$1,642,577,221
Short-Term Securities
Money Market Funds	6,227,010	—	—	6,227,010
	$6,227,010	$1,642,577,221	$—	$1,648,804,231
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(30,234)	$—	$(30,234)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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